LOANS (Details 10) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Jun. 30, 2014	Jun. 30, 2013
Financing Receivable, Recorded Investment [Line Items]
Balance at beginning of year	$ 1,294	$ 0
New loans purchased	0	1,294
Accretion of income	(155)	0
Reclassifications from nonaccretable difference	339	0
Disposals	0	0
Balance at end of year	$ 1,478	$ 1,294